Basis of Presentation and Summary of Significant Accounting Policies (Investments in Equity Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Available-for-Sale Securities, Cost Basis	$ 5,585	$ 4,133
Other-Than-Temporary Unrealized Loss	(4,595)
Unrealized Loss	(2)	(73)
Available-for-Sale Securities, Fair-Value	988	4,060
Cost Method Securities, Cost Basis	4,245
Total Equity Securities	$ 5,233	$ 4,060